UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[x]    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the annual reporting period January 1, 2020 to December 31, 2020.

TH TRS Corp.1
(Exact name of issuing entity as specified in its charter)

Date of Report (Date of earliest event reported): February 1, 2021
Commission File Number of securitizer: 025-01562
Central Index Key Number of securitizer: 0001562478

Rebecca B. Sandberg
(612) 453-4100

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [x]

[1]	TH TRS Corp., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period, including asset-backed securities that were registered or privately issued by its affiliate, Agate Bay Residential Mortgage Securities LLC.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TH TRS Corp. (Securitizer)

Date: February 1, 2021	By:	/s/ Mary Riskey
Mary Riskey
Chief Financial Officer and Treasurer